PROPERTY, EQUIPMENT AND IMPROVEMENTS (10K) (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY, EQUIPMENT AND IMPROVEMENTS [Abstract]
Schedule of Property, Equipment and Improvements
Property, equipment and improvements are summarized as follows:

	December 31,
(In thousands)	2014	2013

Furniture, fixtures and equipment	$1,799	$1,226
Software	1,477	1,174
Leasehold improvements	610	533
Property, equipment and improvements	3,886	2,933
Less: accumulated depreciation and amortization	(1,514)	(1,174)
Property, equipment and improvements, net	$2,372	$1,759